Liquidity and capital resources (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Cash	$ 5,868,330		$ 5,868,330		$ 350,978	$ 2,809,552
Net cash in operations			3,497,388	$ 4,629,323	5,604,759	1,376,156
Stockholders deficit	8,115,311		8,115,311		(596,232)	2,261,358
Research and development expense	$ 1,015,252	$ 714,968	$ 1,185,839	$ 1,466,708	2,351,465	$ 684,447
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Research and development expense					$ 3,200,000